Note 3 - Inventories - Summary of Inventories (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Inventory	$ 1,057,652	$ 770,342
Lubricant [Member]
Inventory	1,057,652	724,044
Victualing [Member]
Inventory	0	46,298
Bunkers [Member]
Inventory	$ 0	$ 0